Business Combinations - Additional Information (Details) € in Millions			1 Months Ended	12 Months Ended
	Jan. 08, 2019 JPY (¥) ¥ / shares shares	Apr. 30, 2018 JPY (¥)	Jun. 08, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2020 JPY (¥)	Jan. 08, 2019	Jan. 08, 2019 shares	Jan. 08, 2019 JPY (¥)	Jan. 08, 2019 $ / shares	Jun. 08, 2018 EUR (€)
Shire
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Consideration transferred								¥ 6,213,335,000,000
Issue price (in usd or jpy per share)	4,065								30.33
Acquisition-related costs	¥ 23,750,000,000
Equity issued (in shares) | shares				770,303,000			770,303,013
Issue price recorded as share capital (in jpy per share) | ¥ / shares	2,032.5
Increase in equity	¥ 3,131,282,000,000
Increase in equity recorded as share capital	1,565,641,000,000
Cash outflow	2,891,937,000,000
Cash consideration transferred	3,082,053,000,000
Basis adjustments								37,107,000,000
Cash acquired	¥ 227,223,000,000
Contingent liability								¥ 29,570,000,000
Contingent liability - fair value of potential payments				¥ 48,599,000,000	¥ 64,310,000,000
Revenue since acquisition date				309,198,000,000
Net loss since acquisition date				¥ 100,002,000,000
Shire | New Takeda Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued per acquiree share (in shares) | shares	0.839
Shire | American Depositary Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued per acquiree share (in shares) | shares	1.678
Ratio of ADS share per New Takeda Share	0.5
TiGenix
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		90.80%
Consideration transferred		¥ 70,003,000,000								€ 470.2
Acquisition-related costs			¥ 767,000,000
Cash outflow		66,749,000,000
Cash consideration transferred		67,319,000,000
Basis adjustments		3,381,000,000
Cash acquired		3,951,000,000
Fair value of hedging instrument		3,381,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		¥ 0